Liquidity and Capital Resources - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 937,355	$ 66,988	$ 2,368,114	$ 7,948,436	$ 26,774,203